SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

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NEW YORK 10036-6522

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May 2, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

FIRM/AFFILIATE

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Attn:	Office of Filings, Information & Consumer Services

RE:	GAMCO Global Series Funds, Inc. (the “Company”)
File Nos. 33-66262 and 811-07896

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above named Company do not differ from those contained in Post-Effective Amendment No. 26 to the Company’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 27, 2012 (Accession # 0001193125-12-191696).

If you have any questions, concerning this filing, you may contact the undersigned at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins
Skadden, Arps, Slate Meagher & Flom LLP

cc:	Bruce N. Alpert
Agnes Mullady
Sonia K. Kothari
Arlene Lonergan
Helen Robichaud